Cash, Cash Equivalents, and Marketable Securities (FY)	12 Months Ended
Dec. 31, 2025
Cash, Cash Equivalents, and Marketable Securities
Cash, Cash Equivalents, and Marketable Securities
4. Cash, Cash Equivalents, and Marketable Securities
The following table provides details regarding the Company’s portfolio of cash and cash equivalents:

(in thousands)	Cost or Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2025:
Cash accounts in banking institutions	$2,500	$—	$—	$2,500
Money market funds	43,803	—	—	43,803
Total	$46,303	$—	$—	$46,303
December 31, 2024:
Cash accounts in banking institutions	$3,527	$—	$—	$3,527
Money market funds	29,058	—	—	29,058
Commercial paper	4,988	—	—	4,988
Total	$37,573	$—	$—	$37,573

The following table provides details regarding the Company’s portfolio of marketable securities:

(in thousands)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2025:
Certificates of deposit	$—	$—	$—	$—
Commercial paper	—	—	—	—
Corporate debt securities	—	—	—	—
U.S. government securities	—	—	—	—
Total	$—	$—	$—	$—
December 31, 2024:
Certificates of deposit	$5,970	$1	$—	$5,971
Commercial paper	25,433	6	—	25,439
Corporate debt securities	1,864	1	—	1,865
U.S. government securities	5,908	1	(1)	5,908
Total	$39,175	$9	$(1)	$39,183

As of December 31, 2025, all of the Company’s marketable securities matured and the proceeds were invested into money market funds, which are included in cash and cash equivalents on the Company’s balance sheet.